Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	December 31,
	2024	2023
Income tax receivable	$125,714	$162,080
Sales tax receivable	82,924	180,442
Government grants receivable	45,991	22,915
Prepaid software costs	15,462	22,060
Other prepaid expenses	—	56,775
Total	$270,091	$444,272